BANK OF AMERICA AUTO TRUST
SERIES 2012-1

			Distribution Package					Contact:
								Mary Ann Turbak
								Trust Officer
								312-332-7531
Distribution Date: Feb 15, 2013								maryann.turbak@usbank.com

Distribution Package Includes:					Issuance Dates

- Payment Date Statement						First Distribtion Date:	May 15, 2012
Statement to NoteHolders and Factors				2		Settlement Date:	April 18, 2012
Distribution Detail				3-6
						Cutoff Date:	February 29, 2012

					Issuance Parties

						Servicer(s):	Bank of America, National Association

						Indenture Trustee:	U.S. Bank National Association

						Owner Trustee:	Wilmington Trust, National Association

						Underwriter(s):	Merrill Lynch, Pierce, Fenner & Smith Incorporated, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, J.P. Morgan Securities LLC, RBC Capital Markets, LLC, RBS Securities Inc.

					Contact

						Name:	Mary Ann Turbak
						Title:	Trust Officer
						Phone:	312-332-7531
						Mobile:
						Fax:
						Email:	maryann.turbak@usbank.com
						Address:	190 S. LaSalle Street, 7th Fl.; Chicago, IL 60603

						Website:	www.usbank.com/abs
*See the Prospectus Supplement for definitions.

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
Monthly Statement to Noteholders							Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		February 15, 2013					maryann.turbak@usbank.com

I, II Note Payments and Factors
	Original	Beginning	Principal	Interest	Total	Ending	Ending
Class	Face Value	Balance	Distribution	Distribution	Distribution	Balance	Note Factor
A-1	$598,684,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	-
A-2	$699,000,000.00	$507,185,419.28	$70,916,628.79	$249,366.16	$71,165,994.95	$436,268,790.49	0.6241327
A-3	$744,000,000.00	$744,000,000.00	$0.00	$483,600.00	$483,600.00	$744,000,000.00	1.0000000
A-4	$208,316,000.00	$208,316,000.00	$0.00	$178,804.57	$178,804.57	$208,316,000.00	1.0000000
B	$30,871,000.00	$30,871,000.00	$0.00	$40,904.08	$40,904.08	$30,871,000.00	1.0000000
C	$53,430,000.00	$53,430,000.00	$0.00	$93,057.25	$93,057.25	$53,430,000.00	1.0000000
D	$35,620,000.00	$35,620,000.00	$0.00	$88,753.17	$88,753.17	$35,620,000.00	1.0000000
Total Notes	$2,369,921,000.00	$1,579,422,419.28	$70,916,628.79	$1,134,485.23	$72,051,114.02	$1,508,505,790.49	0.6365216
Certificate*	$4,749,583.54	$20,184,699.96	$0.00	$2,446,892.96	$2,446,892.96	$20,184,699.96	4.2497831
Total	$2,374,670,583.54	$1,599,607,119.24	$70,916,628.79	$3,581,378.19	$74,498,006.98	$1,528,690,490.45

AMOUNTS PER $1,000 UNIT

		Beginning	Principal	Interest	Total	Ending
Class	Cusip	Balance	Distribution	Distribution	Distribution	Balance	Interest Rate
A-1	06052YAA7	$0.0000000	$0.0000000	$0.0000000	$0.0000000	$0.0000000	0.26865%
A-2	06052YAB5	$725.5871520	$101.4544046	$0.3567470	$101.8111516	$624.1327475	0.59000%
A-3	06052YAC3	$1,000.0000000	$0.0000000	$0.6500000	$0.6500000	$1,000.0000000	0.78000%
A-4	06052YAD1	$1,000.0000000	$0.0000000	$0.8583333	$0.8583333	$1,000.0000000	1.03000%
B	06052YAE9	$1,000.0000000	$0.0000000	$1.3250002	$1.3250002	$1,000.0000000	1.59000%
C	06052YAF6	$1,000.0000000	$0.0000000	$1.7416667	$1.7416667	$1,000.0000000	2.09000%
D	06052YAG4	$1,000.0000000	$0.0000000	$2.4916668	$2.4916668	$1,000.0000000	2.99000%
Certificate*		$4,249.7831210	$0.0000000	$515.1805289	$515.1805289	$4,249.7831210	0.00000%
*Notional Balance
Page 2 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
Monthly Statement to Noteholders							Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		February 15, 2013					maryann.turbak@usbank.com

Collection Period #							10
Record Date							February 14, 2013
Determination Date							February 8, 2013
Payment Date							February 15, 2013

III. Overcollateralization Amount

A. Initial Overcollateralization Amount							$4,749,583.54
B. Beginning Overcollateralization Amount							$20,184,699.96
C. Target Overcollateralization Amount							$20,184,699.96
D. Ending Overcollateralization Amount							$20,184,699.96

IV. Reserve Account

A. Specified Reserve Account Balance							$5,936,676.46
Beginning Balance							$5,936,676.46
B. Reserve Account Draw Amount							$0.00
Reserve Account Excess Amount							$0.00
C. Reserve Account Deposit							$0.00
Ending Balance net of withdrawls and deposits							$5,936,676.46

VI, XIII, XIV. Receivable Pool Information

Pool Factor as of end of Collection Period							0.6437484

Pool Balance as of the Cut-off Date							$2,374,670,583.54
Beginning Pool Balance							$1,599,607,119.24
Ending Pool Balance							$1,528,690,490.45

Beginning Weighted Average APR							4.0383896%
Ending Weighted Average APR							4.0303940%

Beginning Weighted Average Remaining Term (months)							44.1818701
Ending Weighted Average Remaining Term (months)							43.3276019

Beginning # of Receivables							95,270
Ending # of Receivables							92,803

Monthly Prepayment Speed (% ABS)							1.42%

Page 3 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
Monthly Statement to Noteholders							Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		February 15, 2013					maryann.turbak@usbank.com

VII. Servicing Fee

A. Current Servicing Fee Due							$1,333,005.93
B. Servicing Fee Unpaid from Prior Period							$0.00
C. Total Servicing Fee Paid							$1,333,005.93
D. Ending Servicing Fee Unpaid (A+B-C)							$0.00

VIII. Accrued Note Interest Distribution

			Beginning	Interest on			Ending
			Interest	Interest	Interest	Interest	Interest
		Monthly	Carryover	Carryover	Distributable	Distributable	Carryover
Class	Rate	Interest	Shortfall	Shortfall	Amount	Amount Paid	Shortfall
A-1	0.26865%	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A-2	0.59000%	$249,366.16	$0.00	$0.00	$249,366.16	$249,366.16	$0.00
A-3	0.78000%	$483,600.00	$0.00	$0.00	$483,600.00	$483,600.00	$0.00
A-4	1.03000%	$178,804.57	$0.00	$0.00	$178,804.57	$178,804.57	$0.00
B	1.59000%	$40,904.08	$0.00	$0.00	$40,904.08	$40,904.08	$0.00
C	2.09000%	$93,057.25	$0.00	$0.00	$93,057.25	$93,057.25	$0.00
D	2.99000%	$88,753.17	$0.00	$0.00	$88,753.17	$88,753.17	$0.00

IX. Repurchased Receivables

Aggregate Repurchase price							$0.00

X. Delinquency Information

A. Delinquency Information						% of Cut-off Date
	Delinquency			Count	Principal	Pool Balance
	1-29 days			3,166	$53,821,592.64	2.26649%
	30-59 days			298	$4,292,632.59	0.18077%
	60-89 days			60	$731,925.27	0.03082%
	90+ days			32	$454,755.71	0.01915%
	Total			3,556	$59,300,906.21	2.49723%

XI, XII. Defaulted and Loss Information						% of Cut-off Date
				Count	Principal	Pool Balance
	Defaulted Monthly Receivables*			39	$887,383.89	0.03737%
	Cumulative Defaulted Receivables*			210	$4,327,295.63	0.18223%

	Aggregate Monthy Liquidation Proceeds				$312,124.59	0.01314%
	Cumulative Liquidation Proceeds				$2,062,229.14	0.08684%

	Aggregate Monthy Net Loss				$575,259.30	0.02422%
	Cumulative Net Losses				$2,265,066.49	0.09538%

	*The loan ‘Count’ reflects only loans that have been fully charged-off. The ‘Principal’ includes both full and partial charge-off balances.

Page 4 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
Monthly Statement to Noteholders							Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		February 15, 2013					maryann.turbak@usbank.com

V, XVI, XVII, XVIII. Collections, Available Funds, and Disbursements

A. Available Funds

	1. Collections
		a. Scheduled Principal Payments					$39,299,417.15
		b. Prepaid Principal Payments (other than Liquidation Proceeds)					$30,729,827.75
		c. Repurchased Principal					$0.00
		d. Total Principal Payments (a+b+c)					$70,029,244.90
		e. Interest Collections					$5,484,877.35
		f. Liquidation Proceeds					$312,124.59
		g. Total Collections (d+e+f)					$75,826,246.84

	2. Additional Funds
		a. Reserve Fund Net Withdrawl					$0.00
		b. Investment Income					4,766.07
		c. Total Additional Funds					$4,766.07

	3. Total Available Funds
		a. Total Collections					$75,826,246.84
		b. Additional Funds					$4,766.07
		c. Total Available Funds					$75,831,012.91

B. Disbursements
		a. Servicer Fees, Expenses, and Indemnities					$1,333,005.93
		b. Interest Payment on Class A Notes					$911,770.73
		c. First Allocation of Principal					$0.00
		d. Interest on Class B Notes					$40,904.08
		e. Second Allocation of Principal					$0.00
		f. Interest on Class C Notes					$93,057.25
		g. Third Allocation of Principal					$15,111,928.83
		h. Interest on Class D Notes					$88,753.17
		i. Fourth Allocation of Principal					$35,620,000.00
		j. Regular Allocation of Principal					$20,184,699.96
		k. Pro-Rata, for payment of expenses and indemnities, to
		1. Indenture Trustee					$0.00
		2. Owner Trustee					$0.00
		3. Administrator					$0.00
		4. Servicer					$0.00
		1. Payments to Certificateholders					$2,446,892.96
		Total Disbursements					$75,831,012.91

C. Reconciliation
	1. Total Credits						$75,831,012.91
	2. Total Disbursements						$75,831,012.91
	3. Reconciliation (1-2)						$0.00

Page 5 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
Monthly Statement to Noteholders							Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		February 15, 2013					maryann.turbak@usbank.com

XIX, XX. Modifications and Breaches

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging,
re-structuring, partial payments or other practices on delinquency and loss experience?							No

2. Have there been any material modifications, extensions or waivers to Receivables terms,
fees, penalties or payments during the Collection Period?							No

3. Have there been any material breaches of representations, warranties or covenants
contained in the Receivables?							No

4. Has there been an issuance of notes or other securities backed by the Receivables?							N/A

Page 6 of 6